Income tax receivables and payables (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Income tax receivables and payables
Income tax receivables, Current	€ 195	€ 184
Income taxes receivables, Non current	108	153
Income tax payables, Current	648	243
Income tax payables, Non current	€ 374	€ 360